Interest and Finance Costs, Detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and Debt Expense [Abstract]
Interest expense on bank debt (Note 7)	$ 1,710	$ 416	$ 0
Amortization of deferred financing costs	325	154	$ 176
Commitment fees and other	54	81
Total	$ 2,089	$ 651